The Company and its operations (Tables)	9 Months Ended
Sep. 30, 2012
The Company and its operations
Principal consolidated operating subsidiaries

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Fertilizantes S.A	100.00	100.00	Brazil	Fertilizer
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC (a)	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

(a)           In a subsequent period, pursuant a contract with the Sultanate of Oman, we transferred 30 % of our shares to Oman Oil Company for US$ 71.